Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost over Next Fiscal Year (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Amortization of:
Defined Benefit Plan, Amortization of Gains (Losses)	$ (393)	$ (416)	$ (187)
Pension Benefits
Amortization of:
Net transition obligation	0
Net prior service credit	1
Total	1
Non-U.S. Pension
Retirement Plans [Line Items]
Service cost	30	32	38
Amortization of:
Interest cost	44	57	71
Defined Benefit Plan, Expected Return on Plan Assets	(61)	(71)	(75)
Defined Benefit Plan, Amortization of Gains (Losses)	237	14	172
Amortization of prior service cost (credit)	1	(1)	(1)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	(15)	(2)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	6	0	1
Defined Benefit Plan, Net Periodic Benefit Cost	$ (257)	$ (16)	$ (204)
Discount rate	3.10%	3.00%	3.60%
Expected return on plan assets	4.50%	4.50%	4.75%
Rate of compensation increase	3.30%	2.60%	2.60%
Postretirement Benefits
Retirement Plans [Line Items]
Service cost	$ 2	$ 3	$ 5
Amortization of:
Net transition obligation	0
Net prior service credit	0
Total	0
Interest cost	6	9	12
Defined Benefit Plan, Expected Return on Plan Assets	(10)	(12)	(12)
Defined Benefit Plan, Amortization of Gains (Losses)	(2)	21	(24)
Amortization of prior service cost (credit)	(1)	(1)	(7)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ 5	$ (20)	$ 26
Discount rate	3.75%	4.35%	4.90%
Expected return on plan assets	5.45%	5.75%	5.80%
U.S. Pension Plans
Retirement Plans [Line Items]
Service cost	$ 16	$ 31	$ 70
Amortization of:
Interest cost	104	122	138
Defined Benefit Plan, Expected Return on Plan Assets	(191)	(181)	(207)
Defined Benefit Plan, Amortization of Gains (Losses)	268	387	126
Amortization of prior service cost (credit)	0	0	1
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	11	1	15
Defined Benefit Plan, Net Periodic Benefit Cost	$ (208)	$ (360)	$ (143)
Discount rate	4.40%	4.35%	4.90%
Expected return on plan assets	7.50%	7.50%	8.00%
Rate of compensation increase	3.25%	3.25%	3.30%
Discontinued Operations | Non-U.S. Pension
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	$ (111)	$ 1	$ (107)
Discontinued Operations | Postretirement Benefits
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	(1)	(1)	7
Discontinued Operations | U.S. Pension Plans
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	(1)	(1)	(1)
Continuing Operations [Member] | Non-U.S. Pension
Retirement Plans [Line Items]
Service cost	30	25
Amortization of:
Interest cost	44	46
Defined Benefit Plan, Net Periodic Benefit Cost	146	17	97
Continuing Operations [Member] | Postretirement Benefits
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	(6)	19	(19)
Continuing Operations [Member] | U.S. Pension Plans
Amortization of:
Defined Benefit Plan, Net Periodic Benefit Cost	$ 207	$ 359	$ 142